As filed with the Securities and Exchange Commission on April 1, 2019

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-21597

PRIMECAP Odyssey Funds
(Exact name of registrant as specified in charter)

177 East Colorado Boulevard, 11th Floor
Pasadena, CA 91105
(Address of principal executive offices) (Zip code)

Michael J. Ricks, Secretary
177 East Colorado Boulevard, 11th Floor
Pasadena, CA 91105
(Name and address of agent for service)

(626) 304-9222
Registrant’s telephone number, including area code

Date of fiscal year end: October 31, 2019

Date of reporting period:  January 31, 2019

Item 1. Schedule of Investments.

Schedule of Investments
PRIMECAP Odyssey Stock Fund
January 31, 2019 (Unaudited)

Shares		Value
	COMMON STOCKS - 94.0%
	Communication Services - 2.0%
990,000	Activision Blizzard, Inc.	$46,767,600
34,075	Alphabet, Inc. - Class A (a)	38,364,702
34,075	Alphabet, Inc. - Class C (a)	38,040,308
250,000	CBS Corp. - Class B	12,365,000
348,000	Comcast Corp. - Class A	12,726,360
707,009	Entercom Communications Corp. - Class A	5,182,376
393,500	Tribune Media Co. - Class A	18,065,585
1,371,600	Tribune Publishing Co. (a)	16,418,052
200,000	Walt Disney Co. (The)	22,304,000
		210,233,983

	Consumer Discretionary - 12.0%
4,002,043	Ascena Retail Group, Inc. (a)	9,805,005
20,000	Capri Holdings Ltd. (a)	849,600
1,360,200	CarMax, Inc. (a)	79,952,556
3,126,950	Carnival Corp.	180,049,781
3,156,650	eBay, Inc. (a)	106,221,273
1,413,700	L Brands, Inc.	39,357,408
8,208,900	Mattel, Inc. (a)	97,193,376
10,000	McDonald’s Corp.	1,787,800
1,100,000	MGM Resorts International	32,384,000
1,200,000	Newell Brands, Inc.	25,452,000
310,000	Restaurant Brands International, Inc.	19,421,500
1,245,000	Ross Stores, Inc.	114,689,400
375,600	Royal Caribbean Cruises Ltd.	45,090,780
4,160,300	Sony Corp. - ADR	208,514,236
420,000	Tempur Sealy International, Inc. (a)	22,268,400
24,000	Tiffany & Co.	2,129,520
320,000	TJX Cos., Inc. (The)	15,913,600
300,000	V.F. Corp.	25,251,000
1,539,339	Whirlpool Corp.	204,747,480
		1,231,078,715

	Consumer Staples - 0.5%
300,000	Altria Group, Inc.	14,805,000
150,000	Philip Morris International, Inc.	11,508,000
378,000	Tyson Foods, Inc. - Class A	23,405,760
		49,718,760

	Energy - 0.7%
20,000	EOG Resources, Inc.	1,984,000
401,500	Hess Corp.	21,681,000
132,000	Pioneer Natural Resources Co.	18,786,240
100,000	Schlumberger Ltd.	4,421,000
2,375,000	Southwestern Energy Co. (a)	10,378,750
1,340,900	Transocean Ltd. (a)	11,491,513
		68,742,503

	Financials - 13.6%
4,077,500	Bank of America Corp.	116,086,425
2,421,200	Charles Schwab Corp. (The)	113,239,524
1,950,000	Citigroup, Inc.	125,697,000
387,963	CME Group, Inc.	70,717,896
3,322,900	Discover Financial Services	224,262,521
3,418,400	JPMorgan Chase & Co.	353,804,400
384,950	Marsh & McLennan Cos., Inc.	33,948,740
281,600	Mercury General Corp.	14,558,720
961,900	Northern Trust Corp.	85,089,674
253,000	Progressive Corp. (The)	17,024,370
243,000	Raymond James Financial, Inc.	19,561,500
4,487,208	Wells Fargo & Co.	219,469,343
		1,393,460,113

	Health Care - 19.0%
1,203,100	Abbott Laboratories	87,802,238
1,357,000	Agilent Technologies, Inc.	103,199,850
894,000	Amgen, Inc.	167,276,340
8,275,200	AstraZeneca PLC - ADR	302,706,816
329,400	Biogen, Inc. (a)	109,947,132
667,900	Boston Scientific Corp. (a)	25,480,385
2,410,000	Bristol-Myers Squibb Co.	118,981,700
706,800	CVS Health Corp.	46,330,740
146,400	Elanco Animal Health, Inc. (a)	4,271,952
3,142,000	Eli Lilly & Co.	376,600,120
11,600	Johnson & Johnson	1,543,728
279,600	Medtronic PLC	24,713,844
1,100,000	Merck & Co., Inc.	81,873,000
1,373,650	Novartis AG - ADR	120,221,848
1,072,391	PerkinElmer, Inc.	97,051,386
270,216	Roche Holding AG - CHF	71,721,568
344,000	Sanofi - ADR	14,946,800
1,568,500	Siemens Healthineers AG - EUR (a) (b)	61,803,212
437,000	Thermo Fisher Scientific, Inc.	107,357,790
229,000	Zimmer Biomet Holdings, Inc.	25,089,240
		1,948,919,689

	Industrials - 20.4%
3,745,900	AECOM (a)	114,661,999
1,538,500	Airbus Group SE - EUR	176,483,650
95,200	Alaska Air Group, Inc.	6,088,040
6,010,700	American Airlines Group, Inc.	215,002,739
45,000	Boeing Co. (The)	17,352,900
1,150,000	Caterpillar, Inc.	153,134,000
160,000	CSX Corp.	10,512,000
269,200	Curtiss-Wright Corp.	30,559,584
840,419	Deere & Co.	137,828,716
1,645,000	Delta Air Lines, Inc.	81,312,350
946,900	FedEx Corp.	168,141,033
26,300	General Dynamics Corp.	4,501,771
103,950	Honeywell International, Inc.	14,930,339
823,400	Jacobs Engineering Group, Inc.	53,356,320
180,000	Maxar Technologies Inc.	1,011,600
275,000	Norfolk Southern Corp.	46,128,500
140,000	nVent Electric PLC	3,502,800

140,000	Pentair PLC	5,766,600
255,400	Ritchie Bros. Auctioneers, Inc.	9,184,184
30,000	Rockwell Automation, Inc.	5,085,600
110,000	Safran S.A. - EUR	14,416,198
1,848,909	Siemens AG - EUR	202,694,958
4,973,400	Southwest Airlines Co.	282,290,184
57,000	Union Pacific Corp.	9,066,990
3,186,900	United Continental Holdings, Inc. (a)	278,120,763
361,300	United Parcel Service, Inc. - Class B	38,081,020
74,762	United Technologies Corp.	8,827,149
		2,088,041,987

	Information Technology - 24.6%
409,600	Adobe Systems, Inc. (a)	101,507,072
733,800	Analog Devices, Inc.	72,543,468
1,696,850	Applied Materials, Inc.	66,312,898
2,329,600	Cisco Systems, Inc.	110,166,784
726,550	Corning, Inc.	24,165,053
92,256	Dell Technologies, Inc. - Class C (a)	4,482,719
300,000	Diebold Nixdorf, Inc.	1,275,000
440,398	DXC Technology Co.	28,238,320
11,159,199	Flex Ltd. (a)	107,351,494
16,158,250	Hewlett Packard Enterprise Co.	251,907,118
10,117,950	HP, Inc.	222,898,438
2,553,750	Intel Corp.	120,332,700
1,331,730	Keysight Technologies, Inc. (a)	98,574,655
1,222,900	KLA-Tencor Corp.	130,324,453
19,432,800	L.M. Ericsson Telephone Co. - ADR	173,146,248
4,347,023	Micro Focus International PLC - ADR	83,028,139
1,933,750	Microsoft Corp.	201,941,513
3,563,600	NetApp, Inc.	227,250,772
221,000	NVIDIA Corp.	31,768,750
675,000	Oracle Corp.	33,905,250
1,451,250	PayPal Holdings, Inc. (a)	128,812,950
326,026	Perspecta, Inc.	6,536,821
1,975,005	QUALCOMM, Inc.	97,802,248
685,000	Teradyne, Inc.	24,653,150
1,554,400	Texas Instruments, Inc.	156,496,992
131,600	Visa, Inc. - Class A	17,767,316
		2,523,190,321

	Materials - 1.0%
535,500	Albemarle Corp.	43,230,915
1,057,000	DowDuPont, Inc.	56,877,170
		100,108,085

	Utilities - 0.2%
372,379	Public Service Enterprise Group, Inc.	20,313,274

	TOTAL COMMON STOCKS
	(Cost $6,988,745,362)	$9,633,807,430

	CLOSED-END FUNDS - 1.4%
	Information Technology - 1.4%
2,137,800	Altaba, Inc. (a)	$146,460,678

	TOTAL CLOSED-END FUNDS
	(Cost $82,297,784)	146,460,678

Shares		Value
	SHORT-TERM INVESTMENTS - 4.2%
427,852,960	Dreyfus Treasury Securities Cash Management Fund - Institutional Shares - 2.25% (c)	$427,852,960
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $427,852,960)	427,852,960
	TOTAL INVESTMENTS IN SECURITIES
	(Cost $7,498,896,106) - 99.6%	10,208,121,068
	Other Assets in Excess of Liabilities - 0.4%	38,269,484
	TOTAL NET ASSETS - 100.0%	$10,246,390,552

ADR	American Depository Receipt
CHF	Swiss Francs
EUR	Euros
(a)	Non-income producing security.
(b)	Portion of the shares held are restricted.
(c)	Rate quoted is seven-day yield at period end

The Global Industry Classification Standard (GICS ®) was developed by and is the exclusive property of MSCI Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by the fund’s administrator.

Schedule of Investments
PRIMECAP Odyssey Growth Fund
January 31, 2019 (Unaudited)

Shares		Value
	COMMON STOCKS - 95.4%
	Communication Services - 3.0%
141,067	Alphabet, Inc. - Class A (a)	$158,825,925
105,165	Alphabet, Inc. - Class C (a)	117,403,051
200,000	CBS Corp. - Class B	9,892,000
1,940,000	comScore, Inc. (a)	38,198,600
225,000	Electronic Arts, Inc. (a)	20,754,000
725,000	Entercom Communications Corp. - Class A	5,314,250
2,195,200	IMAX Corp. (a)	45,594,304
		395,982,130

	Consumer Discretionary - 12.7%
1,643,000	Alibaba Group Holding Ltd. - ADR (a)	276,829,070
2,145,000	Ascena Retail Group, Inc. (a)	5,255,250
595,000	Capri Holdings Ltd. (a)	25,275,600
2,026,100	CarMax, Inc. (a)	119,094,158
2,738,946	Carnival Corp.	157,708,511
299,000	eBay, Inc. (a)	10,061,350
379,500	Gildan Activewear, Inc.	12,857,460
125,000	Hilton Worldwide Holdings, Inc.	9,310,000
2,720,400	iRobot Corp. (a) (b)	244,264,716
2,099,598	L Brands, Inc.	58,452,808
100,000	Las Vegas Sands Corp.	5,836,000
106,000	Marriott International Inc. - Class A	12,140,180
5,635,200	Mattel, Inc. (a)	66,720,768
1,650,000	MGM Resorts International	48,576,000
1,850,000	Norwegian Cruise Line Holdings Ltd. (a)	95,145,500
85,000	Ross Stores, Inc.	7,830,200
1,702,271	Royal Caribbean Cruises Ltd.	204,357,633
1,523,027	Shutterfly, Inc. (a)	69,998,321
3,855,000	Sony Corp. - ADR	193,212,600
59,000	Tesla, Inc. (a)	18,114,180
29,000	Tiffany & Co.	2,573,170
252,000	TJX Cos., Inc. (The)	12,531,960
43,000	Ulta Beauty, Inc. (a)	12,552,560
		1,668,697,995

	Consumer Staples - 0.1%
200,000	Altria Group, Inc.	9,870,000

	Energy - 1.4%
700,000	Cabot Oil & Gas Corp.	17,465,000
15,000	EOG Resources, Inc.	1,488,000
925,621	Hess Corp.	49,983,534
300,000	Pioneer Natural Resources Co.	42,696,000
3,000,000	Southwestern Energy Co. (a)	13,110,000
6,556,704	Transocean Ltd. (a)	56,190,953
		180,933,487

	Financials - 7.9%
100,000	Bank of America Corp.	2,847,000
380,000	Cboe Global Markets, Inc.	35,442,600
2,326,223	Charles Schwab Corp. (The)	108,797,450
600,000	Citigroup, Inc.	38,676,000
115,000	CME Group, Inc.	20,962,200
1,364,100	Discover Financial Services	92,063,109
5,154,100	E*TRADE Financial Corp.	240,490,306
1,540,000	JPMorgan Chase & Co.	159,390,000
390,350	Marsh & McLennan Cos., Inc.	34,424,966
676,800	Northern Trust Corp.	59,869,728
163,000	Progressive Corp. (The)	10,968,270
436,000	Raymond James Financial, Inc.	35,098,000
3,950,100	Wells Fargo & Co.	193,199,391
		1,032,229,020

	Health Care - 30.5%
852,018	Abbott Laboratories	62,180,274
1,620,100	ABIOMED, Inc. (a)	568,768,507
2,285,000	Accuray, Inc. (a)	10,054,000
411,300	Agilent Technologies, Inc.	31,279,365
7,669,747	Alkermes PLC (a)	252,104,584
1,212,900	Amgen, Inc.	226,945,719
590,000	Arena Pharmaceuticals, Inc. (a)	27,122,300
3,494,500	AstraZeneca PLC - ADR	127,828,810
429,000	BeiGene Ltd. - ADR (a)	55,546,920
2,409,800	BeiGene Ltd. - HKD (a)	23,600,050
511,900	Biogen, Inc. (a)	170,861,982
1,735,296	BioMarin Pharmaceutical, Inc. (a)	170,354,008
1,459,800	Boston Scientific Corp. (a)	55,691,370
2,564,000	Bristol-Myers Squibb Co.	126,584,680
237,800	CVS Health Corp.	15,587,790
1,140,000	Elanco Animal Health, Inc. (a)	33,265,200
3,340,533	Eli Lilly & Co.	400,396,285
3,378,843	Epizyme, Inc. (a)	34,531,775
289,300	Illumina, Inc. (a)	80,943,247
2,400,000	ImmunoGen, Inc. (a)	12,600,000
2,592,521	Insulet Corp. (a)	210,486,780
22,199	LivaNova PLC (a)	2,049,412
300,000	Medtronic PLC	26,517,000
400,000	Merck & Co., Inc.	29,772,000
903,760	Momenta Pharmaceuticals, Inc. (a)	10,718,593
6,759,758	Nektar Therapeutics (a)	286,208,154
1,120,636	Novartis AG - ADR	98,078,063
200,000	NuVasive, Inc. (a)	10,028,000
600,000	OraSure Technologies, Inc. (a)	7,710,000
411,000	PerkinElmer, Inc.	37,195,500
2,948,961	QIAGEN N.V. (a)	109,200,026
309,032	Roche Holding AG - CHF	82,024,231
6,000,700	Seattle Genetics, Inc. (a)	458,633,501
202,200	Siemens Healthineers AG - EUR (a) (c)	7,967,236
318,400	Thermo Fisher Scientific, Inc.	78,221,328
48,400	Waters Corp. (a)	11,191,048
1,144,100	Xencor, Inc. (a)	41,302,010
158,800	Zimmer Biomet Holdings, Inc.	17,398,128
		4,010,947,876

	Industrials - 14.8%
5,307,222	AECOM (a)	162,454,065
737,700	Airbus Group SE - EUR	84,622,677
7,438,601	American Airlines Group, Inc.	266,078,758
460,000	Caterpillar, Inc.	61,253,600
145,000	CIRCOR International, Inc. (a)	4,009,250
335,100	Curtiss-Wright Corp.	38,040,552
2,150,000	Delta Air Lines, Inc.	106,274,500
200,000	FedEx Corp.	35,514,000
239,900	General Dynamics Corp.	41,063,683
122,500	IDEX Corp.	16,887,850
1,451,794	Jacobs Engineering Group, Inc.	94,076,251
3,827,550	JetBlue Airways Corp. (a)	68,857,625
1,892,163	Siemens AG - EUR	207,436,872
4,935,800	Southwest Airlines Co.	280,156,008
679,000	Textron, Inc.	36,143,170
5,054,200	United Continental Holdings, Inc. (a)	441,080,034
20,800	United Parcel Service, Inc. - Class B	2,192,320
		1,946,141,215

	Information Technology - 24.5%
1,031,453	Adobe Systems, Inc. (a)	255,614,682
604,800	Altair Engineering, Inc. - Class A (a)	19,583,424
449,000	Analog Devices, Inc.	44,388,140
541,700	Applied Materials, Inc.	21,169,636
213,600	ASML Holding N.V. - ADR	37,386,408
16,963,750	BlackBerry Ltd. (a)	136,897,463
1,654,700	Cisco Systems, Inc.	78,250,763
1,860,100	Cree, Inc. (a)	93,804,843
96,726	Dell Technologies, Inc. - Class C (a)	4,699,916
267,808	DXC Technology Co.	17,171,849
658,595	Ellie Mae, Inc. (a)	49,921,501
13,821,629	Flex Ltd. (a)	132,964,071
524,718	FormFactor, Inc. (a)	7,881,264
7,964,700	Hewlett Packard Enterprise Co.	124,169,673
3,919,700	HP, Inc.	86,350,991
1,735,000	Intel Corp.	81,753,200
50,000	Intuit, Inc.	10,791,000
925,000	Jabil Circuit, Inc.	24,651,250
436,270	Keysight Technologies, Inc. (a)	32,292,705
698,300	KLA-Tencor Corp.	74,417,831
8,154,600	L.M. Ericsson Telephone Co. - ADR	72,657,486
634,300	MaxLinear, Inc. (a)	12,444,966
1,632,934	Micro Focus International PLC - ADR	31,189,039
6,415,000	Micron Technology, Inc. (a)	245,181,300
2,015,500	Microsoft Corp.	210,478,665
3,398,811	NetApp, Inc.	216,742,178
1,619,000	Nuance Communications, Inc. (a)	25,693,530
462,000	NVIDIA Corp.	66,412,500
25,000	Palo Alto Networks, Inc. (a)	5,370,500
30,500	Perspecta, Inc.	611,525
2,461,300	QUALCOMM, Inc.	121,883,576
2,377,000	Splunk, Inc. (a)	296,744,680
4,914,300	Stratasys Ltd. (a) (b)	125,462,079
80,000	Teradyne, Inc.	2,879,200
1,621,395	Texas Instruments, Inc.	163,242,049
1,093,600	Trimble, Inc. (a)	41,184,976
1,350,200	Universal Display Corp.	140,191,266
510,000	Visa, Inc. - Class A	68,855,100
270,000	VMware, Inc. - Class A	40,788,900
24,900	Western Digital Corp.	1,120,251
		3,223,294,376

	Materials - 0.5%
590,800	Albemarle Corp.	47,695,284
100,000	Linde PLC	16,301,000
		63,996,284

	TOTAL COMMON STOCKS
	(Cost $8,103,895,175)	$12,532,092,383

	CLOSED-END FUNDS - 0.3%
	Information Technology - 0.3%
578,000	Altaba, Inc. (a)	$39,598,780

	TOTAL CLOSED-END FUNDS
	(Cost $21,332,574)	39,598,780

Shares		Value
	SHORT-TERM INVESTMENTS - 4.2%
549,256,926	Dreyfus Treasury Securities Cash Management Fund - Institutional Shares - 2.25% (d)	$549,256,926
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $549,256,926)	549,256,926
	TOTAL INVESTMENTS IN SECURITIES
	(Cost $8,674,484,675) - 99.9%	13,120,948,089
	Other Assets in Excess of Liabilities - 0.1%	19,639,882
	TOTAL NET ASSETS - 100.0%	$13,140,587,971

ADR	American Depository Receipt
CHF	Swiss Francs
EUR	Euros
HKD	Hong Kong Dollars
(a)	Non-Income Producing
(b)	Considered an affiliated company of the fund as the fund owns 5% or more of the outstanding voting securities of such company
(c)	Restricted security
(d)	Rate quoted is seven-day yield at period end

The Global Industry Classification Standard (GICS ®) was developed by and is the exclusive property of MSCI Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by the fund’s administrator.

Schedule of Investments
PRIMECAP Odyssey Aggressive Growth Fund
January 31, 2019 (Unaudited)

Shares		Value
	COMMON STOCKS - 93.6%
	Communication Services - 6.3%
86,120	Alphabet, Inc. - Class A (a)	$96,961,647
87,469	Alphabet, Inc. - Class C (a)	97,647,768
5,597,060	comScore, Inc. (a) (b)	110,206,111
8,108,700	DHX Media Ltd. - CAD	15,428,098
125,000	Electronic Arts, Inc. (a)	11,530,000
41,600	Entercom Communications Corp. - Class A	304,928
3,233,700	IMAX Corp. (a) (b)	67,163,949
1,805,386	Lions Gate Entertainment Corp. - Class A	33,164,941
2,758,800	Lions Gate Entertainment Corp. - Class B	48,361,764
8,900	Netflix, Inc. (a)	3,021,550
22,405,800	Sprint Corp. (a)	139,812,192
414,000	Tribune Media Co. - Class A	19,006,740
871,501	Tribune Publishing Co. (a)	10,431,867
		653,041,555

	Consumer Discretionary - 14.7%
1,003,700	Alibaba Group Holding Ltd. - ADR (a)	169,113,413
1,900	Amazon.com, Inc. (a)	3,265,587
2,248,000	Ascena Retail Group, Inc. (a)	5,507,600
800,000	Boot Barn Holdings, Inc. (a)	18,744,000
8,100	Burlington Stores, Inc. (a)	1,390,851
86,800	Camping World Holdings, Inc. - Class A	1,230,824
1,542,900	CarMax, Inc. (a)	90,691,662
7,060,600	Chegg, Inc. (a) (b)	248,674,332
907,400	eBay, Inc. (a)	30,534,010
7,300	Five Below, Inc. (a)	903,229
265,000	Gildan Activewear, Inc.	8,978,200
96,000	Habit Restaurants, Inc. (The) - Class A (a)	981,120
1,342,700	iRobot Corp. (a)	120,561,033
1,387,200	Norwegian Cruise Line Holdings Ltd. (a)	71,343,696
23,200	Restaurant Brands International, Inc.	1,453,480
3,500	Roku, Inc. (a)	157,325
1,641,000	Royal Caribbean Cruises Ltd.	197,002,050
2,696,200	Shutterfly, Inc. (a) (b)	123,917,352
6,881,600	Sony Corp. - ADR	344,905,792
234,490	Tesla, Inc. (a)	71,993,120
1,599,000	Tuesday Morning Corp. (a)	3,166,020
59,700	Ulta Beauty, Inc. (a)	17,427,624
		1,531,942,320

	Consumer Staples - 0.1%
117,300	Calavo Growers, Inc.	9,543,528

	Energy - 0.6%
584,750	Cabot Oil & Gas Corp.	14,589,512
40,000	EOG Resources, Inc.	3,968,000
5,218,382	Transocean Ltd. (a)	44,721,534
		63,279,046

	Financials - 4.0%
122,500	Cboe Global Markets, Inc.	11,425,575
256,071	CME Group, Inc.	46,676,622
702,103	Discover Financial Services	47,384,931
2,465,566	E*TRADE Financial Corp.	115,043,310
662,220	MarketAxess Holdings, Inc.	142,224,989
2,263,449	NMI Holdings, Inc. - Class A (a)	49,795,878
151,000	Progressive Corp. (The)	10,160,790
		422,712,095

	Health Care - 30.8%
1,066,700	Abbott Laboratories	77,847,766
1,208,873	ABIOMED, Inc. (a)	424,399,044
1,653,000	Accuray, Inc. (a)	7,273,200
852,000	Adverum Biotechnologies, Inc. (a)	2,709,360
6,121,722	Alkermes PLC (a)	201,221,002
4,040,900	Arbutus Biopharma Corp. (a) (b)	14,910,921
585,000	Arena Pharmaceuticals, Inc. (a)	26,892,450
824,000	Axovant Sciences Ltd. (a)	865,200
332,747	BeiGene Ltd. - ADR (a)	43,084,082
1,476,800	BeiGene Ltd. - HKD (a)	14,462,841
275,550	Biogen, Inc. (a)	91,973,079
1,478,165	BioMarin Pharmaceutical, Inc. (a)	145,111,458
321,000	Boston Scientific Corp. (a)	12,246,150
10,800,000	Cerus Corp. (a) (b)	64,368,000
17,000	Charles River Laboratories International, Inc. (a)	2,094,230
507,040	Dextera Surgical, Inc. (c)	0
1,551,900	Eli Lilly & Co.	186,010,734
5,671,284	Epizyme, Inc. (a) (b)	57,960,522
2,652,900	Exact Sciences Corp. (a)	238,973,232
4,666,832	Fluidigm Corp. (a) (b)	40,368,097
199,700	Glaukos Corp. (a)	12,738,863
13,000	Illumina, Inc. (a)	3,637,270
325,000	ImmunoGen, Inc. (a)	1,706,250
1,997,956	Insulet Corp. (a)	162,214,048
35,100	LivaNova PLC (a)	3,240,432
1,804,583	Momenta Pharmaceuticals, Inc. (a)	21,402,354
11,099,776	Nektar Therapeutics (a) (b)	469,964,516
490,000	NuVasive, Inc. (a)	24,568,600
3,786,300	OncoMed Pharmaceuticals, Inc. (a) (b)	2,887,432
990,000	OraSure Technologies, Inc. (a)	12,721,500

22,600	Penumbra, Inc. (a)	3,288,526
3,090,800	Pfenex, Inc. (a) (b)	12,177,752
3,763,488	QIAGEN N.V. (a)	139,361,961
287,600	Roche Holding AG - CHF	76,335,683
4,176,200	Seattle Genetics, Inc. (a)	319,186,966
10,314,200	Spectrum Pharmaceuticals, Inc. (a) (b)	115,519,040
4,994,182	Xencor, Inc. (a) (b)	180,289,970
		3,214,012,531

	Industrials - 13.4%
1,953,500	AECOM (a)	59,796,635
774,000	Alaska Air Group, Inc.	49,497,300
9,100	Allegiant Travel Co.	1,183,000
8,237,400	American Airlines Group, Inc.	294,651,798
417,000	Axon Enterprise, Inc. (a)	21,271,170
191,000	CIRCOR International, Inc. (a)	5,281,150
41,000	Controladora Vuela Compania de Aviacion, S.A.B. de C.V. - ADR (a)	307,090
223,200	Curtiss-Wright Corp.	25,337,664
4,031,700	Delta Air Lines, Inc.	199,286,931
9,900	Fedex Corp.	1,757,943
206,300	Gibraltar Industries, Inc. (a)	7,354,595
774,200	Hawaiian Holdings, Inc.	24,789,884
35,833	Herc Holdings, Inc. (a)	1,327,613
101,417	ICF International, Inc.	6,685,409
1,153,600	Jacobs Engineering Group, Inc.	74,753,280
8,184,225	JetBlue Airways Corp. (a)	147,234,208
340,000	NCI Building Systems, Inc. (a)	2,774,400
4,145,000	NN, Inc. (b)	37,843,850
25,000	Old Dominion Freight Line, Inc.	3,398,250
89,372	Ritchie Bros. Auctioneers, Inc.	3,213,817
15,800	Ryanair Holdings PLC - ADR (a)	1,121,800
1,466,900	Southwest Airlines Co.	83,261,244
437,200	Spirit Airlines, Inc. (a)	25,716,104
8,500	TransDigm Group, Inc. (a)	3,323,500
3,626,450	United Continental Holdings, Inc. (a)	316,480,291
189,600	WillScot Corp. (a)	1,943,400
		1,399,592,326

	Information Technology - 23.6%
666,100	Adobe Systems, Inc. (a)	165,072,902
1,500	Arista Networks, Inc. (a)	322,170
1,989,600	Arlo Technologies, Inc. (a)	14,305,224
95,300	ASML Holding N.V. - ADR	16,680,359
22,900	Avaya Holdings Corp. (a)	387,239
2,506,500	Axcelis Technologies, Inc. (a) (b)	52,210,395
23,092,518	BlackBerry Ltd. (a)	186,356,620
290,400	Cray, Inc. (a)	6,371,376
1,780,100	Cree, Inc. (a)	89,770,443

109,813	Dell Technologies, Inc. - Class C (a)	5,335,814
417,000	Digimarc Corp. (a)	8,127,330
43,000	DXC Technology Co.	2,757,160
1,972,400	Ellie Mae, Inc. (a) (b)	149,507,920
1,338,834	FARO Technologies, Inc. (a) (b)	56,927,222
10,571,200	Flex Ltd. (a)	101,694,944
1,109,300	FormFactor, Inc. (a)	16,661,686
19,300	GTT Communications, Inc. (a)	494,080
1,290,000	Hewlett Packard Enterprise Co.	20,111,100
535,000	HP, Inc.	11,786,050
449,250	HubSpot, Inc. (a)	71,120,767
150,000	Intuit, Inc.	32,373,000
750,000	Jabil Circuit, Inc.	19,987,500
186,600	Keysight Technologies, Inc. (a)	13,812,132
764,400	KLA-Tencor Corp.	81,462,108
678,500	Materialise NV - ADR (a)	11,215,605
2,613,410	MaxLinear, Inc. (a)	51,275,104
389,400	Micro Focus International PLC - ADR	7,437,540
6,665,200	Micron Technology, Inc. (a)	254,743,944
2,138,867	NetApp, Inc.	136,395,549
153,300	nLIGHT, Inc. (a)	2,997,015
1,999,000	Nuance Communications, Inc. (a)	31,724,130
125,150	Nutanix, Inc. - Class A (a)	6,411,434
275,000	NVIDIA Corp.	39,531,250
235,000	OSI Systems, Inc. (a)	21,077,150
27,000	Palo Alto Networks, Inc. (a)	5,800,140
20,616	Perspecta, Inc.	413,351
2,641,500	PROS Holdings, Inc. (a) (b)	91,395,900
1,521,400	QUALCOMM, Inc.	75,339,728
1,243,600	Rubicon Project, Inc. (The) (a)	5,546,456
9,057,000	ServiceSource International, Inc. (a) (b)	10,868,400
2,362,600	Splunk, Inc. (a)	294,946,984
2,398,800	Stratasys Ltd. (a)	61,241,364
830,000	Trimble, Inc. (a)	31,257,800
1,493,490	Universal Display Corp.	155,069,067
260,000	VMware, Inc. - Class A	39,278,200
14,000	Western Digital Corp.	629,860
		2,458,231,512

	Materials - 0.1%
58,300	Albemarle Corp.	4,706,559
5,400	Ingevity Corp. (a)	507,978
2,325,000	Marrone Bio Innovations, Inc. (a)	3,557,250
200,300	Syrah Resources Ltd. - AUD (a)	227,860
		8,999,647

	TOTAL COMMON STOCKS
	(Cost $5,794,103,281)	$9,761,354,560

	PREFERRED STOCKS - 0.8%
	Financials - 0.8%
4,478,400	Fannie Mae Fixed-to-Floating Rate Non-Cumulative Preferred Stock Series S, Perpetual Maturity 7.750% (a)	39,857,760
5,171,400	Freddie Mac Fixed-to-Floating Rate Non-Cumulative Preferred Stock Series Z, Perpetual Maturity 7.875% (a)	46,025,460
		85,883,220

	TOTAL PREFERRED STOCKS
	(Cost $56,611,415)	85,883,220

	CLOSED-END FUNDS - 0.1%
	Information Technology - 0.1%
149,160	Altaba, Inc. (a)	$10,218,951

	TOTAL CLOSED-END FUNDS
	(Cost $5,618,276)	10,218,951

Shares		Value
	SHORT-TERM INVESTMENTS - 5.5%
579,095,988	Dreyfus Treasury Securities Cash Management Fund - Institutional Shares - 2.25% (d)	$579,095,988
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $579,095,988)	579,095,988
	TOTAL INVESTMENTS IN SECURITIES
	(Cost $6,435,428,960) - 100.0%	10,436,552,719
	Liabilities in Excess of Other Assets - (0.0)%	(2,088,178)
	TOTAL NET ASSETS - 100.0%	$10,434,464,541

ADR	American Depository Receipt
AUD	Australian Dollars
CAD	Canadian Dollars
CHF	Swiss Francs
HKD	Hong Kong Dollars
(a)	Non-Income Producing
(b)	Considered an affiliated company of the fund as the fund owns 5% or more of the outstanding voting securities of such company
(c)	Manually priced security
(d)	Rate quoted is seven-day yield at period end

The Global Industry Classification Standard (GICS ®) was developed by and is the exclusive property of MSCI Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by the fund’s administrator.

Security Valuation

Securities traded on a national securities exchange are valued at the last reported sales price at the close of regular trading on each day the exchanges are open for trading. Securities traded on the National Association of Securities Dealers Automated Quotations (“NASDAQ”) are valued at the NASDAQ Official Closing Price, which may not necessarily represent the last sale price. Non-U.S. traded stocks are valued at the last sale price or official closing price in the primary local market where the stock is traded. Securities traded on an exchange for which there have been no sales are valued at the mean between the bid and ask price. Because trading on most non-U.S. exchanges is normally completed before the close of the New York Stock Exchange, the value of securities traded on foreign exchanges can change by the time a Fund calculates its net asset value per share (“NAV”). To address these changes, the Funds may utilize adjustment factors provided by an independent pricing service to systematically value foreign securities at fair value. These adjustment factors are based on statistical analyses of subsequent movement in securities indices, specific security prices, and exchange rates in foreign markets.

Securities for which quotations are not readily available are valued at their respective fair values as determined in good faith by a valuation committee of the Investment Advisor in accordance with procedures approved by the Trust’s Board of Trustees. In determining fair value, the Funds take into account all relevant factors and available information.  Consequently, the price of a security used by a Fund to calculate its NAV may differ from quoted or published prices for the same security.  Fair value pricing involves subjective judgments, and there is no single standard for determining a security’s fair value.  As a result, different mutual funds could reasonably arrive at a different fair value for the same security. It is possible that the fair value determined for a security is materially different from the value that could be realized upon the sale of that security or from the values that other mutual funds may determine.

Investments in other funds are valued at their respective new asset values as determined by those funds, in accordance with the 1940 Act.

Valuation Measurements

The Funds have adopted fair valuation accounting standards which establish an authoritative definition of fair value and set forth a hierarchy for measuring fair value.  These standards require additional disclosure about the various inputs and valuation techniques used to develop the  measurements of fair value and a discussion of changes in valuation techniques and related inputs during the period.  These standards define fair value as the price that would be received in the sale of an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date.  The fair value hierarchy is organized into three levels based upon the assumptions (referred to as “inputs”) used to value the asset or liability.  These standards state that “observable inputs” reflect the assumptions that market participants would use in valuing an asset or liability based on market data obtained from independent sources.   “Unobservable inputs” reflect the Funds’ own assumptions about the inputs market participants would use to value the asset or liability.

Various inputs are used in determining the value of each Fund’s investments, and at the lowest level for any significant input determines leveling.  These inputs are summarized in the three broad levels below:

Level 1 –	Unadjusted quoted prices in active markets for identical securities to which the Trust has access at the date of measurement.
Level 2 –
Other significant observable inputs (including quoted prices for similar or related securities in both active and inactive markets, interest rates, foreign exchange rates, and fair value estimates for foreign securities indices).

Level 3 –	Significant unobservable inputs to the extent observable inputs are unavailable (including the Funds’ own assumptions in determining fair value of investments based on the best available information).

The following table provides the fair value measurements of applicable Fund assets by level within the fair value hierarchy for each Fund as of January 31, 2019. These assets are measured on a recurring basis.

		Quoted prices	Significant
		in active	other	Significant
		markets for	observable	unobservable
		identical assets	inputs	inputs
Fund	Description	(Level 1)	(Level 2)	(Level 3)	Total

Stock Fund	Common Stock(1)	$9,633,807,430	$-	$-	$9,633,807,430
	Closed-End Funds(2)	146,460,678	-	-	146,460,678
	Short-Term Investments	427,852,960	-	-	427,852,960
	Total Investments in Securities	$10,208,121,068	$-	$-	$10,208,121,068

Growth Fund	Common Stock(1)	$12,532,092,383	$-	$-	$12,532,092,383
	Closed-End Funds(2)	39,598,780	-	-	39,598,780
	Short-Term Investments	549,256,926	-	-	549,256,926
	Total Investments in Securities	$13,120,948,089	$-	$-	$13,120,948,089

Aggressive	Common Stock(1)	$9,761,354,560	$-	$0	$9,761,354,560
Growth Fund	Preferred Stock(3)	85,883,220	-	-	85,883,220
	Closed-End Funds(2)	10,218,951	-	-	10,218,951
	Short-Term Investments	579,095,988	-	-	579,095,988
	Total Investments in Securities	$10,436,552,719	$-	$0	$10,436,552,719

(1) Refer to each Fund’s respective Schedule of Investments for the breakdown of major categories.
(2) Information Technology.
(3) Financials.

Other Affiliates

Certain of the Funds’ investments are in companies that are considered to be affiliated companies of a Fund because the Fund owns 5% or more of the outstanding voting  securities of the company. With respect to each such investment, refer to each Fund’s respective Schedule of Investments for the information on the sector, the number of shares held, and the percentages of net assets held in each sector. Transactions during the period in securities of these companies were as follows:

PRIMECAP Odyssey Growth Fund
		Current Period Transactions
Common Stock	Market Value at October 31, 2018	Purchases at Cost	Proceeds from Securities Sold	Dividend Income	Realized Gain (Loss)	Change in Unrealized Gain (Loss)	Market Value at January 31, 2019
iRobot Corp.	$244,707,018	$3,326,002	$7,844,858	$-	$37,164	$4,039,390	$244,264,716
Stratasys Ltd.	93,666,558	-	-	-	-	31,795,521	125,462,079
Total	$338,373,576	$3,326,002	$7,844,858	$-	$37,164	$35,834,911	$369,726,795

PRIMECAP Odyssey Aggressive Growth Fund
		Current Period Transactions

Common Stock	Market Value at October 31, 2018	Purchases at Cost	Proceeds from Securities Sold	Dividend Income	Realized Gain (Loss)	Change in Unrealized Gain (Loss)	Market Value at January 31, 2019
Arbutus Biopharma Corp.	$17,258,496	$-	$126,172	$-	$(410,049)	$(1,811,354)	$14,910,921
Axcelis Technologies, Inc.	43,581,500	-	326,238	-	(4,650)	8,959,783	52,210,395
Cerus Corp.	69,010,000	2,468,064	-	-	-	(7,110,064)	64,368,000
Chegg, Inc.	212,778,544	-	21,327,782	-	14,840,332	42,383,238	248,674,332
comScore, Inc.	91,858,602	96,129	2,302,952	-	(3,214,475)	23,768,807	110,206,111
Ellie Mae, Inc.	136,052,956	-	4,988,507	-	2,681,810	15,761,661	149,507,920
Epizyme, Inc.	46,443,541	231,021	758,823	-	(3,187,002)	15,231,785	57,960,522
FARO Technologies, Inc.	71,460,224	-	3,012,253	-	(25,436)	(11,495,313)	56,927,222
Fluidigm Corp.	28,072,310	5,183,325	-	-	-	7,112,462	40,368,097
IMAX Corp.	64,540,432	-	1,894,695	-	(1,359,235)	5,877,447	67,163,949
Nektar Therapeutics	444,498,028	-	14,615,936	-	9,246,797	30,835,627	469,964,516
NN, Inc.	46,980,000	848,167	-	290,150	-	(9,984,317)	37,843,850
OncoMed Pharmaceuticals, Inc.	6,303,668	-	37,400	-	(1,052,780)	(2,326,056)	2,887,432
Pfenex, Inc.	12,471,358	-	182,061	-	(602,239)	490,694	12,177,752
PROS Holdings, Inc.	90,727,520	-	3,487,208	-	(990,021)	5,145,609	91,395,900
ServiceSource International, Inc.	12,045,810	-	-	-	-	(1,177,410)	10,868,400
Shutterfly, Inc.	136,985,000	-	1,739,779	-	(488,646)	(10,839,223)	123,917,352
Spectrum Pharmaceuticals, Inc.	126,021,000	309,176	3,343,621	-	(3,747,736)	(3,719,779)	115,519,040
Xencor, Inc.	166,727,443	-	3,445,847	-	196,432	16,811,942	180,289,970
Total	$1,823,816,432	$9,135,882	$61,589,274	$290,150	$11,883,102	$123,915,539	$1,907,161,681

Restricted Securities

The following is a list of restricted securites that are fully or partially restricted for resale as of January 31, 2019.

	Common Stock	Acquisition Date	Cost	Value at January 31, 2019	Percentage of Net Assets
PRIMECAP Odyssey Stock Fund	Siemens Healthineers AG - EUR	3/16/2018	$47,040,064	$53,824,156	0.53%

PRIMECAP Odyssey Growth Fund	Siemens Healthineers AG - EUR	3/16/2018	$6,963,031	$7,967,236	0.06%

Item 2. Controls and Procedures.
(a)
The Registrant’s Co-Chief Executive Officers and Chief Financial Officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d‑15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.
Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

PRIMECAP Odyssey Funds

By           /s/  Joel P. Fried
 Joel P. Fried, Co-Chief Executive Officer

Date       March 29, 2019

By           /s/ Theo A. Kolokotrones
Theo A. Kolokotrones, Co-Chief Executive Officer

Date        March 29, 2019

By           /s/ Alfred W. Mordecai
Alfred W. Mordecai, Co-Chief Executive Officer

Date       March 29, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By           /s/  Joel P. Fried
 Joel P. Fried, Co-Chief Executive Officer

Date       March 29, 2019

By           /s/ Theo A. Kolokotrones
Theo A. Kolokotrones, Co-Chief Executive Officer

Date        March 29, 2019

By           /s/ Alfred W. Mordecai
Alfred W. Mordecai, Co-Chief Executive Officer

Date       March 29, 2019

By          /s/ Michael J. Ricks,
Michael J. Ricks, Chief Financial Officer

Date       March 29, 2019